Tax Receivable	12 Months Ended
Dec. 31, 2025
Tax Receivable [Abstract]
TAXES RECEIVABLE
14.	TAXES RECEIVABLE

As at,	December 31, 2025	December 31, 2024

The carrying amount of:

Sales taxes receivable	$5.1	$27.7

Income taxes receivable	201.8	56.6

	$206.9	$84.3